Subsequent Events (Details) - Subsequent events [Member] $ in Thousands	1 Months Ended
	Feb. 20, 2019 USD ($) Customers	Jan. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ₪ / shares	Nov. 12, 2018 USD ($)
Michpal [Member]
Subsequent Events (Textual)
Percentage of share capital					80.00%
Cash consideration					$ 6,529
Formula [Member]
Subsequent Events (Textual)
Cash dividend declared			$ 5,011,000
Cash dividend declared per share | ₪ / shares				₪ 0.34
Matrix [Member]
Subsequent Events (Textual)
Percentage of share capital	100.00%	80.00%
Cash consideration	$ 23,600	$ 14,000
Remaining percentage of share capital		20.00%
Number of customers | Customers	1,000